As filed with the Securities and Exchange Commission on August 4, 1998
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]
      Pre-Effective Amendment No.  ____   [___]
      Post-Effective Amendment No.   78   [ X ]
                                   -----
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

      Amendment No.                        33   [ X ]

                        (Check appropriate box or boxes)

                         NEUBERGER & BERMAN EQUITY FUNDS
                          -------------------------------
              (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Address of Principal Executive Offices)

Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                         Neuberger & Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___ immediately  upon filing pursuant to paragraph (b)
___ on  _________________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on ________________ pursuant to paragraph (a)(1)
 X    75 days after filing pursuant to paragraph (a)(2)
___  on __________ pursuant to paragraph (a)(2)


      Neuberger  &  Berman  Equity  Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 78 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                        Page ______ of ______
                        Exhibit Index Begins on
                        Page ______

                         NEUBERGER & BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 78 ON FORM N-1A


      This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 78 on Form N-1A

Cross Reference Sheet

Neuberger & Berman Small Cap Growth Fund
-------------------------------------------

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Exhibits

   No change is intended to be made by this Post-Effective Amendment No. 78 to the prospectuses or statements of additional information for Neuberger & Berman Focus Fund, Neuberger & Berman Genesis Fund, Neuberger & Berman Guardian Fund, Neuberger & Berman International Fund, Neuberger & Berman Manhattan Fund, Neuberger & Berman Partners Fund, or Neuberger & Berman Socially Responsive Fund.

                         NEUBERGER & BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 78 ON FORM N-1A

                              Cross Reference Sheet

             This cross reference sheet relates to the Prospectus
                 and Statement of Additional Information for
                   Neuberger & Berman Small Cap Growth Fund

             Form N-1A Item No.        Caption in Part A Prospectus
             ------------------        ----------------------------

Item 1.      Cover Page                Front Cover Page

Item 2.      Synopsis                  Expense Information; Summary

Item 3.      Condensed Financial       Financial Highlights; Performance
             Information               Information

Item 4.      General Description of    Investment Programs; Description of
             Registrant                Investments; Information Regarding
                                       Organization, Capitalization, and
                                       Other Matters

Item 5.      Management of the Fund    Management and Administration;
                                       Directory; Back Cover Page

Item 6.      Capital Stock and Other   Front Cover Page; Dividends, Other
             Securities                Distributions, and Taxes; Information
                                       Regarding Organization,
                                       Capitalization, and Other Matters

Item 7.      Purchase of Securities    How to Buy Shares; Additional
             Being Offered             Information on Telephone Transactions;
                                       Shareholder Services; Share Prices and
                                       Net Asset Value; Management and
                                       Administration

Item 8.      Redemption or Repurchase  How to Sell Shares; Additional
                                       Information on Telephone Transactions;
                                       Shareholder Services; Share Prices and
                                       Net Asset Value

Item 9.      Pending Legal Proceedings Not Applicable

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 10.     Cover Page                Cover Page

Item 11.     Table of Contents         Table of Contents

Item 12.     General Information and   Organization
             History

Item 13.     Investment Objectives     Investment Information; Certain Risk
             and Policies              Considerations

Item 14.     Management of the Fund    Trustees and Officers

Item 15.     Control Persons and       Not Applicable
             Principal Holders of
             Securities

Item 16.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees and
                                       Officers; Distribution Arrangements;
                                       Reports to Shareholders; Custodian and
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 17.     Brokerage Allocation      Portfolio Transactions

Item 18.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 19.     Purchase and Redemption   Additional Purchase Information;
                                       Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 20.     Tax Status                Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.     Calculation of            Performance Information
             Performance Data

Item 23.     Financial Statements      Financial Statements


                                     PART C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 78.

               PROSPECTUS
-----------------------------------------
October 18, 1998







            NEUBERGER&BERMAN
            EQUITY FUNDS-Registered Trademark-


   Neuberger&Berman
           SMALL CAP GROWTH FUND





                          No Sales Charges
                          No Redemption Fees
                          No 12b - 1 Fees

            Neuberger&Berman

EQUITY FUNDS

          No-Load Equity Fund

----------------------------------------------------------------------

Neuberger&Berman Small Cap Growth Fund

   INITIAL PURCHASE -- $1,000 MINIMUM
   AUTOMATIC INVESTING -- $100 MINIMUM PER MONTH
   GIFT PROGRAMS AND IRAS -- $250 MINIMUM
   CALL 800-877-9700

----------------------------------------------------------------------

   The above-named fund (the "Fund") invests all of its net investable assets in Neuberger&Berman Small Cap Growth Portfolio (the "Portfolio"), a series of
Equity Managers Trust ("Managers Trust"). Managers Trust is an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 5, and "Information Regarding Organization, Capitalization, and Other Matters" on page 25.

   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated October 18, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.

   THE SEC MAINTAINS A WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND AND PORTFOLIO.

           PROSPECTUS DATED October 18, 1998

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO THE REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS

    SUMMARY                                                         5
The Fund and Portfolio;
    Risk Factors                                                    5
Management                                                          6
The Neuberger&Berman Investment Approach                            6

    EXPENSE INFORMATION                                             7
Shareholder Transaction Expenses for the Fund                       7
Annual Fund Operating Expenses                                      7

    INVESTMENT PROGRAM                                              9
Neuberger&Berman Small Cap Growth Portfolio                         9
Special Considerations of Small Cap
  Company Stocks                                                   10
Short-Term Trading;
   Portfolio Turnover                                              10
Borrowings                                                         11
Other Investments                                                  11

    PERFORMANCE INFORMATION                                        11

    TOTAL RETURN INFORMATION                                       11

    HOW TO BUY SHARES                                              12
By Mail                                                            12
By Wire                                                            12
By Telephone                                                       12
By Exchanging Shares                                               13
Other Information                                                  14

    HOW TO SELL SHARES                                             15
By Mail or Facsimile Transmission (Fax)                            15
By Telephone                                                       16
Other Information                                                  16

    ADDITIONAL INFORMATION ON TELEPHONE
    TRANSACTIONS                                                   17

    SHAREHOLDER SERVICES                                           18
Automatic Investing and Dollar Cost Averaging                      18
Exchange Privilege                                                 18
Systematic Withdrawal Plans                                        19
Retirement Plans                                                   19
Electronic Bank Transfers                                          19
Internet Access                                                    19

    SHARE PRICES AND
    NET ASSET VALUE                                                20

    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES                      21
Distribution Options                                               21
Taxes                                                              21

    MANAGEMENT AND ADMINISTRATION                                  23
Trustees and Officers                                              23
Investment Manager, Administrator, Distributor, and Sub-Adviser    23
Expenses                                                           24
Transfer and Shareholder Servicing Arrangements                    24

    INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                                              25
The Fund                                                           25
The Portfolio                                                      25

    DESCRIPTION OF INVESTMENTS                                     28

    DIRECTORY                                                      31

    FUNDS ELIGIBLE FOR EXCHANGE                                    32

SUMMARY

          The Fund and Portfolio; Risk Factors

----------------------------------------------------------------------

   The Fund is a series of Neuberger&Berman Equity Funds (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

       --------------------------
        SHAREHOLDERS
       --------------------------
        BUY SHARES IN
       --------------------------
        THE FUND
       --------------------------
        INVESTS IN
       --------------------------
        THE PORTFOLIO
       --------------------------
        INVESTS IN
       --------------------------
        STOCKS & OTHER SECURITIES
       --------------------------

   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page
25. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 9 and "Description of Investments" on page 28.
   The following table is a summary highlighting features of the Fund and the Portfolio. You may want to combine your investment in the Fund with investments in other Neuberger&Berman Funds to fit your particular investment needs. Of course, there can be no assurance that the Fund will meet its investment objective.

NEUBERGER&BERMAN         INVESTMENT       PORTFOLIO
EQUITY FUNDS             STYLE            CHARACTERISTICS
----------------------------------------------------------------------

SMALL CAP         Broadly diversified,    Invests primarily in equity securities
GROWTH FUND       small cap growth.       of small-sized domestic companies
                                          (up to $2.7 billion in market
                                          capitalization at time of investment).
                                          Portfolio  managers seek stocks of
                                          companies  that are projected to grow
                                          at above-average rates and that appear
                                          to the  managers  poised for a period
                                          of accelerated earnings.


   Management

----------------------------------------------------------------------

   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 23. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark-, see "How to Buy Shares" on page 12, "How to Sell Shares" on page 15, and "Shareholder Services -- Exchange Privilege" on page 18.

          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------

  The Portfolio is managed using a growth-oriented investment approach. In contrast to a value approach, which concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

   Shareholder Transaction Expenses for The Fund
-------------------------------------------------------

   As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                      NONE
Sales Charge Imposed on Reinvested Dividends           NONE
Deferred Sales Charges                                 NONE
Redemption Fees                                        NONE
Exchange Fees                                          NONE


   If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------

   The following table shows anticipated annual operating expenses for the Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating
Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.
   The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon current administration fees for the Fund and current management fees for the Portfolio and the current expense reimbursement undertaking. For more information, see "Management and Administration" and the SAI.

   The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table are estimated amounts for the current fiscal year and assume average daily net assets of $25,000,000. There can be no assurance that the Fund will achieve that asset level. All expenses are factored into the Fund's share price and dividends and are not charged directly to Fund shareholders.



    NEUBERGER&BERMAN       MANAGEMENT AND     12B-1       OTHER       TOTAL
      EQUITY FUNDS         ADMINISTRATION      FEES     EXPENSES    OPERATING
                                FEES                                EXPENSES*
================================================================================
SMALL CAP GROWTH FUND          1.11%           None       0.64%       1.75%

*Reflects N&B Management's expense reimbursement undertaking described below.

  As set forth in "Expenses" on page 24, N&B Management has voluntarily undertaken to reimburse the Fund if its Total Operating Expenses exceed certain limits. Absent the reimbursement, Management and Administration Fees and Total Operating Expenses would be 1.20% and 2.31%, respectively, of the Fund's average daily net assets.


   For more information, see "Expenses" on page 24.

          Example

--------------------------------------------------
 To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
EQUITY FUNDS                  1 YEAR      3 YEARS
--------------------------------------------------
SMALL CAP GROWTH FUND          $18          $55



   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds.

   THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

INVESTMENT PROGRAM
   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 28.
   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
   The investment objectives of the Fund and Portfolio are not fundamental. There can be no assurance that the Fund or Portfolio will achieve their objectives. The Fund, by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolio's investment programs are described in the SAI.


          Neuberger&Berman Small Cap Growth Portfolio
-----------------------------------------------------

   The investment objective of Neuberger&Berman Small Cap Growth Portfolio and Neuberger&Berman Small Cap Growth Fund is to seek capital growth. The Portfolio is a diversified investment fund that pursues its investment objective by investing primarily in a portfolio of equity securities of small-sized domestic companies. The Portfolio intends to invest at least 80% of its total assets in common stocks or warrants of small companies that the manager believes present attractive opportunities for capital growth and, under normal market conditions, will invest at least 65% of its total assets in such securities. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of January 31, 1998, the Russell 2000 Index included companies with the market capitalizations between $23.7 million and $2.7 billion.)
   Companies whose capitalizations no longer fall within the range of capitalizations of companies in the Russell 2000 Index after purchase continue to be considered small companies for purposes of the Portfolio's policy of investing at least 65% of its assets in small companies. In addition, the Portfolio has the flexibility to invest in companies with market capitalizations of any size when the 65% policy is met. As a result of these policies, the average market capitalization of the issuers whose securities are held by the Portfolio at any particular time may exceed the maximum market capitalization included in the Russell 2000 Index, particularly at times when the market values of small company stocks are rising. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market, but may invest up to 20% of its assets in foreign securities. Foreign securities are not included within the Portfolio's 65% policy of investing in the common stocks of small-cap companies described above.

  The Portfolio uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased using a value-oriented approach. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Portfolio also diversifies its investments among companies and industries. Small-cap companies in which the Portfolio may invest may still be in the developmental stage. They may also be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets. Other small-cap companies in which the Portfolio invests may be companies providing products or services with a high volume growth rate. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.
   The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start-up phase and that show positive earnings momentum and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.
   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.


      Special Considerations of Small
      Cap Company Stocks
--------------------------------------------------

   Investments in small-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies ("large-cap companies"). However, small-cap company stocks may have higher risk and volatility. These stocks generally are not as broadly traded as large-cap company stocks, and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Portfolio would be reflected in the Fund's net asset value. Small-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market. Accordingly, the Fund is designed for investors who are able to bear the risks and fluctuations associated with investment in smaller companies.

          Short-Term Trading; Portfolio Turnover
--------------------------------------------------

   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual turnover rate of Neuberger&Berman Small Cap Growth Portfolio may exceed 100% in some fiscal years. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by the Fund) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 21 and the SAI.

          Borrowings
--------------------------------------------------

   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


          Other Investments
--------------------------------------------------

  For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION
   The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.
   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past result do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

TOTAL RETURN INFORMATION. As of the date of this prospectus, the Fund was new and had no performance history. You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

HOW TO BUY SHARES
   You can buy shares of the Fund directly by mail, wire, or telephone or through an exchange of shares of another Neuberger&Berman Fund (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of the Fund are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.
   Minimum investment requirements are shown below. In addition, you can invest as little as $100 each month under an automatic investing plan (see "Automatic Investing and Dollar Cost Averaging"). N&B Management, in its discretion, may accept or reject purchase orders or waive the minimum investment requirements.

          By Mail
--------------------------------------------------

   Send your check payable to "Neuberger&Berman Funds" by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171

   Be sure to specify the name of the Fund whose shares you want to buy. If this is your FIRST PURCHASE of shares of the Fund, please complete and sign an application for a new Fund account and send it along with a check for a minimum of $1,000. For each ADDITIONAL PURCHASE, please send at least $100. YOUR CHECK TO OPEN A NEW ACCOUNT MUST BE MADE PAYABLE ON ITS FACE TO "NEUBERGER&BERMAN FUNDS." GENERALLY, CHECKS ARE NOT ACCEPTED UNLESS MADE PAYABLE TO "NEUBERGER&BERMAN FUNDS." N&B MANAGEMENT RESERVES THE RIGHT TO ACCEPT CERTAIN CHECKS FOR SUBSEQUENT INVESTMENTS MADE PAYABLE TO THE REGISTERED OWNER(S) OF THOSE ACCOUNTS.

          By Wire
--------------------------------------------------

   Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a FIRST PURCHASE and for each ADDITIONAL PURCHASE of shares of the Fund by wire is $1,000.

          By Telephone
--------------------------------------------------

   Call 800-877-9700 to buy shares of the Fund. The minimum for a FIRST PURCHASE and for each ADDITIONAL PURCHASE of shares of the Fund by telephone is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to bill you or to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make an electronic transfer through your bank. Please refer to "Additional Information on Telephone Transactions."


          By Exchanging Shares
--------------------------------------------------

   Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund for shares of the Fund. To buy Fund shares through an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a FIRST PURCHASE and for each ADDITIONAL PURCHASE of shares of the Fund by an exchange is $1,000 worth of shares of the other fund. For more details, see "Shareholder Services -- Exchange Privilege" and "Funds Eligible for Exchange."

          Other Information
 -------------------------------------------------

   / / You must pay for your shares in U.S.  dollars by check (drawn on a U.S.
bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.
  / / The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services -- Exchange Privilege."
   / / If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to bill you or to redeem shares from your account.
 / / When you sign your application for a new Fund account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.
   / / You can also buy shares of the Fund indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee. These institutions may have additional requirements to buy shares. Some of these institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. The Fund will be deemed to have received your purchase order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to purchase Fund shares at that day's price.
   / / The Fund will not issue a certificate for your shares unless you write to State Street and request one. Most shareholders do not want a certificate because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.

 HOW TO SELL SHARES
   You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone. HOWEVER, IF YOU HAVE A CERTIFICATE FOR YOUR SHARES, YOU CAN REDEEM THOSE SHARES ONLY BY SENDING THE CERTIFICATE BY MAIL. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds; see "Shareholder Services -- Exchange Privilege" for details.
   TO SELL SHARES HELD IN A RETIREMENT ACCOUNT OR BY A TRUST, ESTATE, GUARDIAN, OR BUSINESS ORGANIZATION, PLEASE CALL 800-877-9700 FOR INSTRUCTIONS.
   Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of the Fund are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.
   Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,00 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.
   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee. These institutions may have additional requirements to sell shares. Some of these institutions (or their designees) may be authorized to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received your redemption order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to sell Fund shares at that day's price.

          By Mail or Facsimile Transmission (Fax)
--------------------------------------------------

   Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171
or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If shares are issued in certificate form, they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax.
   To protect you and the Fund against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and other financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail. For a redemption request sent by FAX, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.
   Please call 800-877-9700 for more information about the signature guarantee requirement.

          By Telephone
--------------------------------------------------

   To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell. You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to N&B Management or State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.
   Please refer to "Additional Information on Telephone Transactions."

          Other Information
--------------------------------------------------

   / / Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances the Fund may take longer, as permitted by law). You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.
   / / The Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or by wire transfer.
   / / The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.
   / / If, because you sold shares, your account balance with the Fund falls below $1,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.
   / / No interest will accrue on amounts represented by uncashed redemption checks.

ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS
   The Fund at any time can limit the number of its shares you can buy by ,telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, or (2) you have a certificate for such shares. The Fund or its agent follows reasonable procedures -- requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction -- designed to confirm that telephone instructions are genuine. However, neither the Fund nor its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.
   If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail. You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.

SHAREHOLDER SERVICES
   Several services are available to assist you in making and managing your investment in the Fund.

     Automatic Investing and Dollar Cost Averaging
--------------------------------------------------

   If you want to invest regularly, you may participate in a plan that lets you automatically buy a minimum of $100 worth of shares in the Fund each month using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in the Fund at pre-set intervals. You may pay for the shares by automatic transfers from your account in any Neuberger&Berman money market fund or by pre-authorized checks or electronic transfers drawn on your bank account. You buy more shares when the Fund's share price is relatively low and fewer shares when the Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.

      Exchange Privilege
--------------------------------------------------

   To exchange your shares in the Fund for shares in another Neuberger&Berman through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180,
Attention: [Name of Fund], or by submitting the letter by fax to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Neuberger&Berman Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and, if the exchange is your FIRST PURCHASE in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted.

   Please note the following about the exchange privilege:
   / / You can exchange shares ONLY between accounts registered in the same name, address, and taxpayer ID number.
   / / An exchange order cannot be modified or canceled.
   / / You can exchange only into a fund whose shares are eligible for sale in your state under applicable state securities laws.
   / / An exchange may have tax consequences for you.
   / / Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Neuberger&Berman Fund may refuse any exchange orders (1) if they appear to the Fund to be market-timing transactions involving significant portions of the Fund's assets or (2) from any shareholder account if the shareholder previously has been notified by the Fund that the shareholder's use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.
   / / Each Neuberger&Berman Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

   Please refer to "Additional Information on Telephone Transactions."

      Systematic Withdrawal Plans
-------------------------------------------------

   If you own shares of the Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of the Fund fluctuates, you may incur capital gains or losses when you redeem shares of the Fund through a Systematic Withdrawal Plan or by other methods.
  Call 800-877-9700 for more information.

      Retirement Plans
-------------------------------------------------

   Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of "Roth IRAs," contributions are not tax deductible but distributions from the plan may be tax-free. Please call 800-877-9700 for information on a variety of retirement plans offered by N&B Management, including individual retirement accounts, simplified employee pension plans, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, section 403(b)(7) accounts, and savings incentive match plans for employees (SIMPLE Retirement Plans) -- IRA version only. The assets of these plans may be invested in the Fund.

      Electronic Bank Transfers
--------------------------------------------------

   You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.
   State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

      Internet Access
--------------------------------------------------

   N&B Management now maintains an Internet site on the World Wide Web at http://www.nbfunds.com. You can access fund prices, informative articles and interactive worksheets to assist you in financial planning, and the prospectuses of certain other Neuberger&Berman Funds.

SHARE PRICES AND NET ASSET VALUE
   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.
   The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.
   If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   The Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by the Portfolio.

          Distribution Options
--------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of that Fund, unless you elect to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can elect to receive distributions in cash without incurring a premature distribution penalty tax.

    DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your Fund application.

    ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your Fund application. Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. Cash dividends and other distributions also may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.

          Taxes
--------------------------------------------------

   Your investment has certain tax consequences, depending on the type of your account. If you have a qualified RETIREMENT ACCOUNT, taxes are deferred.

    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. If you buy Fund shares just before the Fund deducts a dividend or other distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December should take this into account.
   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. The maximum tax rates applicable to a non-corporate shareholder with respect to the Fund's distributions of net capital gain is 20%.

   Every January, your Fund will send you a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. You will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and (2) capital gain distributions.

    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the maximum rate of 20% for non-corporate shareholders. When you sell Fund shares, you will receive a confirmation statement showing the number of shares you sold and the price.

    OTHER. Every January, you will receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.
 The Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.
   The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers
--------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust have oversight responsibility for the operations of the Fund and Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. All trustees of Managers Trust also serve as trustees of the Trust.

          Investment Manager, Administrator,
          Distributor, and Sub-Adviser
--------------------------------------------------

   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $24 billion as of 6/30/98.
   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolio's broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $59 billion of assets as of 6/30/98. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.
  Jennifer K. Silver and _________ are co-managers of the Portfolio. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and she is a
Vice   President   of  N&B   Management.   Ms.   Silver  is  a  principal   of
Neuberger&Berman. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser.
  The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.
   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Fund and Portfolio could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Fund's and Portfolio's other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Portfolio purchase. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and Portfolio.

          Expenses
--------------------------------------------------

   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.85% of the first $250 million of that Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1.0 billion.
  N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing certain shareholder, shareholder-related, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.26% of that Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.
   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 8.
   N&B Management has voluntarily undertaken to reimburse Neuberger&Berman Small Cap Growth Fund for its Total Operating Expenses which exceed 1.75 % per annum of the Fund's average daily net assets. The Fund has in turn agreed to repay N&B Management through December 31, 2000, for the excess Total Operating Expenses that N&B Management reimbursed to the Fund through December 31, 1999, so long as the Fund's Total Operating Expenses during that period do not exceed the above expense limitation. N&B Management may terminate its undertaking by giving at least sixty days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.

Transfer and Shareholder Servicing Arrangements
--------------------------------------------------

   The Fund's transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Fund
--------------------------------------------------

   The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate operating series. Each series invests all of its net investable assets in its corresponding portfolio of Managers Trust, in each case receiving a beneficial interest in that portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolio
--------------------------------------------------

   The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate portfolios. The assets of each portfolio belong only to that portfolio, and the liabilities of each portfolio are borne solely by that portfolio and no other.

    FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. The Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio.
   The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.
   The trustees of the Trust believe that investment in the Portfolio by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS
   In addition to common stocks and other securities referred to in "Investment Programs" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.

    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 20% of the value of its total assets in foreign securities. The 20% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts (ADRs). The Portfolio may invest in European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs) and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S.
banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
   Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose the Portfolio to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision of issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Portfolio between different countries; difficulties in invoking legal process and enforcing contractual obligations abroad; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also may involve higher brokerage and custodial expenses than investment in domestic securities.
   In addition, investing in foreign securities may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations (or other foreign or U.S. laws or restrictions applicable to such investments) and devaluations of foreign currencies. Some foreign currencies may be volatile. A decline in the exchange rate between the U.S. dollar and another currency will reduce the value of portfolio securities denominated in that currency irrespective of the performance of the underlying investment. In addition, the Portfolio generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.

     REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

    OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.
   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.
   U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency
Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National
Mortgage  Association,   Fannie  Mae  (formerly,   Federal  National  Mortgage
Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the U.S. Government.

DIRECTORY

INVESTMENT MANAGER,  ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management
Incorporated 605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW 2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE

EQUITY FUNDS
Neuberger&Berman Focus Fund
Neuberger&Berman Guardian Fund
Neuberger&Berman International Fund
Neuberger&Berman Manhattan Fund
Neuberger&Berman Partners Fund
Neuberger&Berman Socially Responsive Fund

MONEY MARKET FUNDS
Neuberger&Berman Government Money Fund
Neuberger&Berman Cash Reserves

BOND FUNDS
Neuberger&Berman Limited Maturity Bond Fund
Neuberger&Berman High Yield Bond Fund

MUNICIPAL FUNDS
Neuberger&Berman Municipal Money Fund
Neuberger&Berman Municipal Securities Trust

Neuberger&Berman, Neuberger&Berman Management Inc., and the above-named Funds are registered trademarks or service marks of Neuberger&Berman, LLC or Neuberger&Berman Management Inc. -C- 1998 Neuberger&Berman Management Incorporated.









NEUBERGER&BERMAN MANAGEMENT INC.-Registered Trademark-

                      605 THIRD AVENUE 2ND FLOOR
                      NEW YORK, NY 10158-0180
                      SHAREHOLDER SERVICES
                      800.877.9700
                      www.nbfunds.com

                      This wrapper is not part of the Prospectus.

                      [LOGO] PRINTED ON RECYCLED PAPER NBEP00030398

            NEUBERGER & BERMAN SMALL CAP GROWTH FUND AND PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED October 18, 1998

                              No-Load Mutual Fund
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700




            Neuberger & Berman SMALL CAP GROWTH Fund ("Fund"), a series of Neuberger & Berman Equity Funds ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated October 18, 1998. The Fund invests all of its net investable assets in Neuberger & Berman SMALL CAP GROWTH Portfolio ("Portfolio").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

   INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH
SECURITIES AND EXCHANGE COMMISSION. tHESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS

                                TABLE OF CONTENTS

                                                                            PAGE


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
      Additional Investment Information......................................4


PERFORMANCE INFORMATION.....................................................18
      Total Return Computations.............................................19
      Comparative Information...............................................19
      Other Performance Information.........................................20


CERTAIN RISK CONSIDERATIONS.................................................21


TRUSTEES AND OFFICERS.......................................................21


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................27
      Investment Manager and Administrator..................................27
      Sub-Adviser...........................................................29
      Investment Companies Managed..........................................30
      Management and Control of N&B Management..............................33


DISTRIBUTION ARRANGEMENTS...................................................34


ADDITIONAL PURCHASE INFORMATION.............................................35
      Automatic Investing and Dollar Cost Averaging.........................35


ADDITIONAL EXCHANGE INFORMATION.............................................36


ADDITIONAL REDEMPTION INFORMATION...........................................39
      Suspension of Redemptions.............................................39
      Redemptions in Kind...................................................39


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................40


ADDITIONAL TAX INFORMATION..................................................41
      Taxation of the Fund..................................................41
      Taxation of the Portfolio.............................................42

      Taxation of the Fund's Shareholders...................................45


PORTFOLIO TRANSACTIONS......................................................45
      Portfolio Turnover....................................................49


REPORTS TO SHAREHOLDERS.....................................................49


CUSTODIAN AND TRANSFER AGENT................................................49


INDEPENDENT AUDITORS........................................................49


LEGAL COUNSEL...............................................................50


REGISTRATION STATEMENT......................................................50


Appendix A..................................................................43
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................43

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

INVESTMENT INSIGHT

            The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.

            Investors who switch around a lot are not going to benefit from the Portfolio's approach. They're following the market -- the Portfolio is looking at fundamentals.

            The Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            FOREIGN    SECURITIES.    The   Portfolio   may   invest   in   U.S.
dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

          FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
                 CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of their open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the Portfolio's NAV.

            CALL OPTIONS ON  SECURITIES.  The  Portfolio  may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase.

            PUT OPTIONS ON SECURITIES. The Portfolio may write and purchase put options on securities. Generally, the purpose of writing and purchasing these options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs).

            The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.


            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR FINANCIAL INSTRUMENTS. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

            GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell the Portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell the Portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

            The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a RIC. See "Additional Tax Information." Hedging instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities").

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

            Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

            The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

            The discount on zero coupon securities ("original issue discount") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE  SECURITIES.  The  Portfolio  may invest in  convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost. As of the date of this SAI, the Fund was new and had no performance history.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            N&B Management may from time to time reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such as the S&P  "500"
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $39 million to $2.7 billion, with an average of $616 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information   regarding  the  effects  of  automatic  investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.



                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman").


Name, Age, and                       Positions Held
 Address(1)                          With the Trusts           Principal Occupation(s)(2)
-------------                        ----------------          -----------------------

Faith Colish (63)                    Trustee of each Trust     Attorney  at  Law,  Faith  Colish,   A
63 Wall Street                                                 Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (64)                 Chairman  of the  Board,  Principal   of   Neuberger   &  Berman;
                                     Chief          Executive  President    and    Director   of   N&B
                                     Officer,  and Trustee of  Management;   Chairman  of  the  Board,
                                     each Trust                Chief Executive  Officer and Trustee of
                                                               eight other  mutual funds for which N&B


                                                 -21-

Name, Age, and                       Positions Held
 Address(1)                          With the Trusts           Principal Occupation(s)(2)
-------------                        ----------------          -----------------------

                                                               Management  acts as investment  manager
                                                               or administrator.

Howard A. Mileaf (61)                Trustee of each Trust     Vice President and Special  Counsel to
WHX Corporation                                                WHX  Corporation   (holding   company)
110 East 59th Street                                           since   1992;   Director   of   Kevlin
30th Floor                                                     Corporation      (manufacturer      of
New York, NY  10022                                            microwave and other products).

Edward I. O'Brien* (70)              Trustee of each Trust     Until 1993, President of the Securities
12 Woods Lane                                                  Industry       Association      ("SIA")
Scarsdale, NY 10583                                            (securities  industry's  representative
                                                               in government  relations and regulatory
                                                               matters  at  the   federal   and  state
                                                               levels);  until November 1993, employee
                                                               of the  SIA;  Director  of Legg  Mason,
                                                               Inc.

John T. Patterson, Jr. (70)          Trustee of each Trust     Retired.   Formerly,    President   of
183 Ledge Drive                                                SOBRO  (South Bronx  Overall  Economic
Torrington, CT  06790                                          Development Corporation).

John P. Rosenthal (65)               Trustee of each Trust     Senior  Vice   President   of  Burnham
Burnham Securities                                             Securities    Inc.    (a    registered
Inc.                                                           broker-dealer)  since 1991;  Director,
Burnham Asset Management Corp.                                 Cancer Treatment Holdings, Inc.
1325 Avenue of the
Americas
17th Floor
New York, NY  10019

Cornelius T. Ryan (67)               Trustee of each Trust     General  Partner  of  Oxford  Partners
Oxford Bioscience                                              and   Oxford    Bioscience    Partners
Partners                                                       (venture  capital   partnerships)  and
315 Post Road West                                             President     of    Oxford     Venture
Westport, CT  06880                                            Corporation;  Director of Capital Cash


                                                 -22-

Name, Age, and                       Positions Held
 Address(1)                          With the Trusts           Principal Occupation(s)(2)
-------------                        ----------------          -----------------------

                                                               Management  Trust (money  market fund)
                                                               and Prime Cash Fund.

Gustave H. Shubert (69)              Trustee of each Trust     Senior  Fellow/Corporate   Advisor  and
13838 Sunset Boulevard                                         Advisory  Trustee of Rand (a non-profit
Pacific Palisades, CA   90272                                  public interest  research  institution)
                                                               since  1989;  Honorary  Member  of  the
                                                               Board of Overseers of the Institute for
                                                               Civil  Justice,   the  Policy  Advisory
                                                               Committee  of  the  Clinical   Scholars
                                                               Program    at   the    University    of
                                                               California,  the  American  Association
                                                               for the  Advancement  of  Science,  the
                                                               Counsel on Foreign  Relations,  and the
                                                               Institute   for    Strategic    Studies
                                                               (London);   advisor   to  the   Program
                                                               Evaluation and Methodology  Division of
                                                               the  U.S.  General  Accounting  Office;
                                                               formerly   Senior  Vice  President  and
                                                               Trustee of Rand.

Lawrence Zicklin* (62)               President   and  Trustee  Principal   of   Neuberger  &  Berman;
                                     of each Trust             Director of N&B Management;  President
                                                               and/or  Trustee of five  other  mutual
                                                               funds for which  N&B  Management  acts
                                                               as      investment      manager     or
                                                               administrator.

Daniel J. Sullivan (58)              Vice  President  of each  Senior Vice President of N&B Management
                                     Trust                     since  1992;  Vice  President  of eight
                                                               other   mutual   funds  for  which  N&B


                                                 -23-

Name, Age, and                       Positions Held
 Address(1)                          With the Trusts           Principal Occupation(s)(2)
-------------                        ----------------          -----------------------

                                                               Management  acts as investment  manager
                                                               or administrator.

Michael J. Weiner (51)               Vice    President    and  Senior Vice President of N&B Management
                                     Principal      Financial  since 1992; Treasurer of N&B Management
                                     Officer of each Trust     from 1992 to 1996;  Vice  President and
                                                               Principal  Financial  Officer  of eight
                                                               other   mutual   funds  for  which  N&B
                                                               Management  acts as investment  manager
                                                               or administrator.

Claudia A. Brandon                   Secretary of each Trust   Vice  President  of  N&B   Management;
(42)                                                           Secretary  of eight other mutual funds
                                                               for  which  N&B  Management   acts  as
                                                               investment manager or administrator.

Richard Russell (51)                 Treasurer  and Principal  Vice President of N&B Management  since
                                     Accounting   Officer  of  1993;  prior  thereto,  Assistant  Vice
                                     each Trust                President of N&B Management;  Treasurer
                                                               and  Principal  Accounting  Officer  of
                                                               eight other  mutual funds for which N&B
                                                               Management  acts as investment  manager
                                                               or administrator.

Stacy Cooper-Shugrue                 Assistant  Secretary  of  Assistant   Vice   President   of   N&B
(35)                                 each Trust                Management  since 1993;  prior thereto,
                                                               employee of N&B  Management;  Assistant
                                                               Secretary  of eight other  mutual funds
                                                               for  which  N&B   Management   acts  as
                                                               investment manager or administrator.

C. Carl Randolph (61)                Assistant  Secretary  of  Principal  of Neuberger & Berman since
                                     each Trust                1992;  Assistant  Secretary  of  eight


                                                 -24-

Name, Age, and                       Positions Held
 Address(1)                          With the Trusts           Principal Occupation(s)(2)
-------------                        ----------------          -----------------------

                                                               other   mutual   funds  for  which  N&B
                                                               Management  acts as investment  manager
                                                               or administrator.

Barbara  DiGiorgio (39)              Assistant                 Assistant   Vice   President   of   N&B
                                     Treasurer of each Trust   Management  since 1993;  prior thereto,
                                                               employee of N&B  Management;  Assistant
                                                               Treasurer  since  1996 of  eight  other
                                                               mutual  funds for which N&B  Management
                                                               acts   as    investment    manager   or
                                                               administrator.

Celeste Wischerth (37)               Assistant                 Assistant   Vice   President   of   N&B
                                     Treasurer of each Trust   Management  since 1994;  prior thereto,
                                                               employee of N&B  Management;  Assistant
                                                               Treasurer  since  1996 of  eight  other
                                                               mutual  funds for which N&B  Management
                                                               acts   as    investment    manager   or
                                                               administrator.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/98

                                            Aggregate          Total Compensation
                                          Compensation           from Investment
Name and Position                           from the            Companies in the
with the Trust                                Trust            Neuberger & Berman
--------------                                -----           Fund Complex Paid
                                                                  to  Trustees
                                                                  ------------

Faith Colish                               $ ________              $ ________
Trustee                                                        (5 other investment
                                                                      companies)
Donald M. Cox*                             $ ________              $ ________
Trustee                                                        (3 other investment
                                                                      companies)
Stanley Egener                                 $ 0                     $ 0
Chairman of the Board,                                         (9 other investment
Chief Executive                                                    companies)
Officer, and Trustee

Alan R. Gruber, Trustee, and the           $ ________              $ ________
Estate of Alan R. Gruber                                       (3 other investment
                                                                      companies)
Howard A. Mileaf                           $ ________              $ ________
Trustee                                                        (4 other investment
                                                                      companies)
Edward I. O'Brien                          $ ________              $ ________
Trustee                                                        (3 other investment
                                                                      companies)
*Retired 12/31/97.

                                      -26-

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/98

                                            Aggregate          Total Compensation
                                          Compensation           from Investment
Name and Position                           from the            Companies in the
with the Trust                                Trust            Neuberger & Berman
--------------                                -----           Fund Complex Paid
                                                                  to  Trustees
                                                                  ------------

John T. Patterson, Jr.                     $ ________              $ ________
Trustee                                                        (4 other investment
                                                                      companies)
John P. Rosenthal                          $ ________              $ ________
Trustee                                                        (4 other investment
                                                                      companies)
Cornelius T. Ryan                          $ ________              $ ________
Trustee                                                        (3 other investment
                                                                      companies)
Gustave H. Shubert                         $ ________              $ ________
Trustee                                                        (3 other investment
                                                                      companies)
Lawrence Zicklin                               $ 0                     $ 0
President and Trustee                                          (5 other investment
                                                                      companies)

            At _________ ___, 1998, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                 INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on _________, 1998.

            The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

            N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

            N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

      Under the Administration Agreement, N&B Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, N&B Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or other third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

            N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses (as defined in the Prospectus) so that the Fund's expense ratio per annum will not exceed the expense ratio of more than 0.10% of the Fund's average daily net assets. This undertaking can be terminated by N&B Management by giving the Fund at least 60 days' prior written notice.

            The Management Agreement continues with respect to the Portfolio until August 2, 2000. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund until August 2, 2000. The Administration Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on ___________, 1998.

            The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.

            The Sub-Advisory Agreement continues with respect to the Portfolio until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of _______________, the investment companies managed by N&B Management had aggregate net assets of approximately $____ billion. N&B Management currently serves as investment manager of the following investment companies:

                 Name                                       Approximate Net
                 ----                                          Assets at
                                                              -----------,
                                                                 1998
                                                                 ----
Neuberger & Berman Cash Reserves                               $  ____________
Portfolio
      (investment portfolio for
      Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money                            $  ____________
Portfolio
      (investment portfolio for
      Neuberger & Berman Government
      Money Fund)

Neuberger & Berman Limited Maturity                            $  ____________
Bond Portfolio
      (investment portfolio for
      Neuberger & Berman Limited
      Maturity Bond Fund and Neuberger
      & Berman Limited Maturity Bond
      Trust)

Neuberger & Berman Municipal Money                             $  ____________
Portfolio

                 Name                                       Approximate Net
                 ----                                          Assets at
                                                              -----------,
                                                                 1998
                                                                 ----

      (investment portfolio for
      Neuberger & Berman Municipal
      Money Fund)

Neuberger & Berman Municipal                                  $   ____________
Securities Portfolio
      (investment portfolio for
      Neuberger & Berman Municipal
      Securities Trust)

Neuberger & Berman High Yield Bond                            $   ____________
Portfolio
      (investment portfolio for
      Neuberger & Berman High Yield
      Bond Fund)

Neuberger & Berman Focus Portfolio                            $   ____________
(investment portfolio for Neuberger &
Berman Focus Fund, Neuberger & Berman
Focus Trust, and Neuberger & Berman
Focus Assets)

Neuberger & Berman Genesis Portfolio                          $   ____________
      (investment portfolio for
      Neuberger & Berman Genesis Fund,
      Neuberger & Berman Genesis Trust
      and Neuberger & Berman Genesis
      Assets)

Neuberger & Berman Guardian Portfolio                         $   ____________
      (investment portfolio for
      Neuberger & Berman Guardian
      Fund, Neuberger & Berman
      Guardian Trust and Neuberger &
      Berman Guardian Assets)

Neuberger & Berman International                               $  ____________
Portfolio
      (investment portfolio for
      Neuberger & Berman International

                 Name                                       Approximate Net
                 ----                                          Assets at
                                                              -----------,
                                                                 1998
                                                                 ----
      Fund and Neuberger & Berman
      International Trust)

Neuberger & Berman Manhattan Portfolio                         $  ____________
      (investment portfolio for
      Neuberger & Berman Manhattan
      Fund, Neuberger & Berman
      Manhattan Trust and Neuberger &
      Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio                         $   ____________
      (investment portfolio for
      Neuberger & Berman Partners
      Fund, Neuberger & Berman
      Partners Trust and Neuberger &
      Berman Partners Assets)

Neuberger & Berman Socially Responsive                        $   ____________
Portfolio
      (investment portfolio for
      Neuberger & Berman Socially
      Responsive Fund, Neuberger &
      Berman Socially Responsive Trust
      and Neuberger & Berman NYCDC
      Socially Responsive Trust)

 Advisers Managers Trust                                      $   ____________
      (seven series)

            The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

            There may be  occasions  when the  Portfolio  and one or more of the
Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

            The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas G. Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael
J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez,

Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.

            Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan and Weiner and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

            All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                            DISTRIBUTION ARRANGEMENTS

            N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues with respect to the Fund until August 2, 1999. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

            Shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

            Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

            As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of one or more of the other Neuberger & Berman Funds or the Neuberger & Berman Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS

   Neuberger & Berman Focus Fund      Invests   principally   in  common  stocks
                                      selected from 13 multi-industry sectors of the economy. To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors of the economy believed by the portfolio managers to be undervalued.

   Neuberger & Berman  Guardian Fund  Invests  primarily  in stocks of companies with small market capitalizations (up to 1.5 billion at the time of the Portfolio's investment). Portfolio managers seek to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices.

   Neuberger & Berman  International  Seeks  long-term  capital  appreciation by
   Fund                               investing  primarily  in  foreign  stocks,
                                      both  in   developed   economies   and  in
                                      emerging markets. Portfolio manager seeks undervalued companies in countries with strong potential for growth.

  Neuberger & Berman Manhattan Fund   Invests in securities believed to have the
                                      maximum  potential for  long-term  capital
                                      appreciation.   Portfolio   managers  seek
                                      stocks of companies  that are projected to
                                      grow  at  above-average   rates  and  that
                                      appear to the managers poised for a period of accelerated earnings.

   Neuberger &                        Seeks capital  growth  through an approach
   Berman                             that is intended to increase  capital with
   Partners Fund                      reasonable risk.  Portfolio  managers look
                                      at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

  Neuberger & Berman                  Seeks  long-term  capital  appreciation by
  Socially Responsive Fund            investing  in common  stocks of  companies
                                      that  meet  both   financial   and  social
                                      criteria.

INCOME FUNDS

Neuberger & Berman                    A  U.S.   Government   money  market  fund
Government Money Fund                 seeking  maximum  safety and liquidity and
                                      the highest available current income. The corresponding portfolio invests only in
                                      U.S. Treasury obligations and other money market instruments backed by the full faith and credit of the United States. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                    In seeking its  objective  of high current
High Yield Bond Fund                  income and,  secondarily,  capital growth,
                                      the fund invests primarily in lower-rated debt securities, and in investment grade income-producing and non-income-producing debt and equity securities.

Neuberger & Berman                    A money  market  fund  seeking the highest
Cash Reserves                         current income  consistent with safety and
                                      liquidity.   The  corresponding  portfolio
                                      invests  in   high-quality   money  market
                                      instruments.   It  seeks  to   maintain  a
                                      constant purchase and redemption price of $1.00.

Neuberger & Berman                    Seeks   the   highest    current    income
Limited Maturity Bond Fund            consistent  with low risk to principal and
                                      liquidity and, secondarily,  total return.
                                      The  corresponding  portfolio  invests  in
                                      debt  securities,   primarily   investment
                                      grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

MUNICIPAL FUNDS

Neuberger & Berman                    A money  market  fund  seeking the maximum
Municipal Money Fund                  current  income exempt from federal income
                                      tax, consistent with safety and liquidity.
                                      The  corresponding  portfolio  invests  in
                                      high-quality,     short-term     municipal
                                      securities.   It  seeks  to   maintain   a
                                      constant purchase and redemption price of $1.00.

Neuberger & Berman Municipal          Seeks high current  tax-exempt income with
Securities Trust                      low  risk  to  principal,   limited  price
                                      fluctuation,     and    liquidity     and,
                                      secondarily,     total     return.     The
                                      corresponding    portfolio    invests   in
                                      investment  grade  municipal   securities.
                                      Maximum average duration of 10 years.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by N&B Management to be of comparable quality.

            Any Neuberger & Berman Fund described herein, and any of the Neuberger & Berman Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

            Fund shareholders who are considering exchanging shares into any of the Neuberger & Berman Income or Municipal Funds should note that each such fund
(1) is a series of a Delaware business trust (named "Neuberger & Berman Income Funds") that is registered with the SEC as an open-end management investment company, and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Neuberger & Berman Income and Municipal Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

            There can be no assurance that Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

            A cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at the Fund's price on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

            Certain funds that invest in portfolios managed by N&B Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in the portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            Certain portfolios managed by N&B Management have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the portfolio is not subject to federal income tax; instead, each investor in the portfolio (such as its corresponding fund) is required to take into account in determining its federal income tax liability its share of the portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the portfolio. The portfolios also are not subject to Delaware or New York income or franchise tax. Although these rulings may not be relied on as precedent by the Portfolio and the Fund, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio and the Fund as well.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the

United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder (effective for the taxable year beginning September 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Proposed regulations would provide a similar election with respect to the stock of certain PFICs.

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, proposed technical corrections legislation would clarify that the 20% rate applies.

            The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

            The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

            As described under "How to Sell Shares" in the Prospectus, the Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including, after 1997, a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                             PORTFOLIO TRANSACTIONS

            Neuberger & Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities and in connection with the writing of covered call options on its securities.

            Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss. The Portfolio has no current intention of loaning securities to Neuberger & Berman.

            The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The  Portfolio  expects  that  it  will  execute  a  portion  of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            ________________________________ is primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. _______________ has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York,
NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.

                              INDEPENDENT AUDITORS

            The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      Appendix A


                  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            MOODY'S CORPORATE BOND RATINGS:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

            -  Leading market positions in well-established industries.
            -  High rates of return on funds employed.
            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER & BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 78 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.  None.
-------     ---------------------------------

 (b)    Exhibits:

           Exhibit                             Description
           Number                              -----------
           ------

           (1)    (a)           Certificate of Trust.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (b) Trust Instrument of Neuberger & Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (c) Schedule A - Current Series of Neuberger & Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (2)                  By-laws of Neuberger & Berman Equity Funds.
                                Incorporated by Reference to Post-Effective
                                Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (3)                  Voting Trust Agreement.  None.

           (4)    (a)           Trust Instrument of Neuberger & Berman Equity
                                Funds, Articles IV, V, and VI.  Incorporated by
                                Reference to Post-Effective No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (b) By-Laws of Neuberger & Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (5)    (a)     (i)   Management Agreement Between Equity Managers
                                Trust and Neuberger & Berman Management
                                Incorporated.  Incorporated by Reference to
                                Post-Effective Amendment No. 70 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No.
                                0000898432-95-000314.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

                          (iii) Schedule B - Schedule of Compensation  Under the
                                Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

                  (b)     (i)   Sub-Advisory Agreement Between Neuberger &
                                Berman Management Incorporated and Neuberger &
                                Berman, LLC with Respect to Equity Managers
                                Trust.  Incorporated by Reference to
                                Post-Effective Amendment No. 70 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No.
                                0000898432-95-000314.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (c)     (i)   Management  Agreement  Between  Global  Managers
                                Trust   and   Neuberger   &  Berman   Management
                                Incorporated.   Incorporated   by  Reference  to
                                Post-Effective  Amendment No. 74 to Registrant's
                                Registration  Statement,  File Nos.  2-11357 and
                                811-582, Edgar Accession No.
                                0000898432-95-000426.

                          (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000426.

                          (iii) Schedule B - Schedule of Compensation  Under the
                                Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000426.

                  (d)     (i)   Sub-Advisory Agreement Between Neuberger &
                                Berman Management Incorporated and Neuberger &
                                Berman, LLC with Respect to Global Managers
                                Trust.  Incorporated by Reference to
                                Post-Effective Amendment No. 74 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession
                                No. 0000898432-95-000426.

                          (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession
                                No. 0000898432-95-000426.

           (6)    (a)     Distribution  Agreement  Between  Neuberger  &  Berman
                          Equity  Funds  and   Neuberger  &  Berman   Management
                          Incorporated.    Incorporated    by    Reference    to
                          Post-Effective   Amendment  No.  77  to   Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582,
                          Edgar Accession No. 0000898432-97-000516.

                  (b) Schedule A - Series of Neuberger & Berman Equity Funds Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-97-000516.

           (7)            Bonus, Profit Sharing or Pension Plans.  None.

           (8)    (a)     Custodian Contract Between Neuberger & Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582, Edgar Accession
                          No. 0000898432-95-000426.

                  (b) Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 3 to the Registration Statement of Neuberger & Berman Equity Assets, File Nos. 33-82568 and 811-8106, Edgar Accession
                          No. 0000898432-95-000426.

                  (c) Schedule B - Approved Foreign Banking Institutions and Securities Depositories under the Custodian Contract with Respect to Neuberger & Berman International Fund. To Be Filed By Amendment.

                  (d) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-96-000525.

           (9)    (a)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger & Berman Equity Funds and State
                                Street Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                          (ii) Agreement Between Neuberger & Berman Equity Funds and State Street Bank and Trust Company Adding Neuberger & Berman International Fund as a Portfolio Governed by the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582,        Edgar        Accession       No.
                                0000898432-95-000314.

                          (iii) First  Amendment to Transfer  Agency and Service
                                Agreement Between Neuberger & Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

                          (iv) Second Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-97-000516.

                          (v) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-96-000525.

                  (b)     (i)   Administration  Agreement  Between  Neuberger  &
                                Berman  Equity  Funds  and  Neuberger  &  Berman
                                Management    Incorporated.    Incorporated   by
                                Reference to Post-Effective  Amendment No. 77 to
                                Registrant's  Registration Statement,  File Nos.
                                2-11357  and  811-582,   Edgar   Accession   No.
                                0000898432-97-000516.

                          (ii) Schedule A - Series of Neuberger & Berman Equity Funds Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582,        Edgar        Accession       No.
                                0000898432-97-000516.   (iii)   Schedule   B   -
                                Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. To Be Filed by Amendment.

           (11)           Consent  of Independent Auditors.  None.

           (12)           Financial Statements Omitted from Prospectus. None.

           (13)           Letter of Investment Intent. None.

           (14)           Prototype Retirement Plan. None.

           (15)           Plan Pursuant to Rule 12b-1. None.

           (16)           Schedule of  Computation  of  Performance  Quotations.
                          None.


           (17)           Financial Data Schedule. None.

           (18)           Plan Pursuant to Rule 18f-3. None.


Item 25.    Persons Controlled By or Under Common Control with Registrant.

        No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master funds in which it invests, Equity Managers Trust and Global Managers Trust.)

Item 26.    Number of Holders of Securities.

        The following information is given as of June 30, 1998.

             Title of Class                          Number of
                                                     Record Holders

             Shares of beneficial interest, $0.001 par value, of:

             Neuberger & Berman Focus Fund                     44,257
             Neuberger & Berman Genesis Fund                   64,807
             Neuberger & Berman Guardian Fund                 127,334
             Neuberger & Berman International Fund              8,264
             Neuberger & Berman Manhattan Fund                 39,849
             Neuberger & Berman Partners Fund                  94,818
             Neuberger & Berman Small Cap Growth Fund               0
             Neuberger & Berman Socially                        5,373
               Responsive Fund
             =========================================================


Item 27.    Indemnification.

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreements between Neuberger & Berman Management Incorporated ("N&B Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of the Managers Trusts at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect N&B Management against any liability to the Managers Trusts or any series thereof or their interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

        Section 1 of the Sub-Advisory Agreements between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

        Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

        Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28.     Business and Other Connections of Adviser and Sub-adviser.
--------     ----------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Claudia A. Brandon            Secretary, Neuberger & Berman Advisers
Vice President, N&B           Management Trust; Secretary, Advisers

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------


Management                    Managers  Trust;  Secretary,  Neuberger  &  Berman
                              Income Funds; Secretary, Neuberger & Berman Income
                              Trust; Secretary, Neuberger & Berman Equity Funds;
                              Secretary,   Neuberger  &  Berman   Equity  Trust;
                              Secretary,   Income  Managers  Trust;   Secretary,
                              Equity Managers Trust; Secretary,  Global Managers
                              Trust;   Secretary,   Neuberger  &  Berman  Equity
                              Assets.

Valerie Chang                 Senior Securities
Assistant Vice President,     Analyst, TIAA/CREF.3
N&B Management

Brooke A. Cobb                Chief  Investment  Officer,  Bainco  International
Vice President, N&B           Investors.1   Senior  Vice  President  and  Senior
Management                    Portfolio Manager, Putnam Investments.2

Stacy Cooper-Shugrue          Assistant  Secretary,  Neuberger & Berman Advisers
Assistant Vice President,     Management Trust;  Assistant  Secretary,  Advisers
N&B Management                Managers Trust;  Assistant Secretary,  Neuberger &
                              Berman   Income   Funds;    Assistant   Secretary,
                              Neuberger  &  Berman   Income   Trust;   Assistant
                              Secretary,   Neuberger  &  Berman   Equity  Funds;
                              Assistant  Secretary,  Neuberger  & Berman  Equity
                              Trust; Assistant Secretary, Income Managers Trust;
                              Assistant   Secretary,   Equity   Managers  Trust;
                              Assistant   Secretary,   Global   Managers  Trust;
                              Assistant  Secretary,  Neuberger  & Berman  Equity
                              Assets.

Robert W. D'Alelio            Senior Portfolio Manager, Putnam Investments.3
Vice President, N&B
Management

Barbara DiGiorgio,            Assistant  Treasurer,  Neuberger & Berman Advisers
Assistant Vice President,     Management Trust;  Assistant  Treasurer,  Advisers
N&B Management                Managers Trust;  Assistant Treasurer,  Neuberger &
                              Berman   Income   Funds;    Assistant   Treasurer,
                              Neuberger  &  Berman   Income   Trust;   Assistant
                              Treasurer,   Neuberger  &  Berman   Equity  Funds;
                              Assistant  Treasurer,  Neuberger  & Berman  Equity
                              Trust; Assistant Treasurer, Income Managers Trust;
                              Assistant   Treasurer,   Equity   Managers  Trust;
                              Assistant   Treasurer,   Global   Managers  Trust;
                              Assistant  Treasurer,  Neuberger  & Berman  Equity
                              Assets.

Stanley Egener                Chairman  of the Board and  Trustee,  Neuberger  &
President and Director,       Berman Advisers Management Trust;  Chairman of the
N&B Management; Principal,    Board  and  Trustee,   Advisers   Managers  Trust;
Neuberger & Berman            Chairman  of the Board and  Trustee,  Neuberger  &
                              Berman  Income  Funds;  Chairman  of the Board and
                              Trustee, Neuberger & Berman Income Trust; Chairman of the Board and Trustee, Neuberger & Berman




--------------------
1 Until 1997.
2 Until 1995.
3 Until 1996.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

                              Equity Funds; Chairman of the Board and Trustee, Neuberger & Berman Equity Trust; Chairman of the Board and Trustee, Income Managers Trust; Chairman of the Board and Trustee, Equity Managers Trust; Chairman of the Board and Trustee, Global Managers Trust; Chairman of the Board and Trustee, Neuberger & Berman Equity Assets.

Theodore P. Giuliano          President  and Trustee,  Neuberger & Berman Income
Vice President and            Funds;  President and Trustee,  Neuberger & Berman
Director, N&B Management;     Income  Trust;   President  and  Trustee,   Income
Principal, Neuberger &        Managers Trust.
Berman

C. Carl Randolph              Assistant  Secretary,  Neuberger & Berman Advisers
Principal, Neuberger &        Management Trust;  Assistant  Secretary,  Advisers
Berman                        Managers Trust;  Assistant Secretary,  Neuberger &
                              Berman   Income   Funds;    Assistant   Secretary,
                              Neuberger  &  Berman   Income   Trust;   Assistant
                              Secretary,   Neuberger  &  Berman   Equity  Funds;
                              Assistant  Secretary,  Neuberger  & Berman  Equity
                              Trust; Assistant Secretary, Income Managers Trust;
                              Assistant   Secretary,   Equity   Managers  Trust;
                              Assistant   Secretary,   Global   Managers  Trust;
                              Assistant  Secretary,  Neuberger  & Berman  Equity
                              Assets.

Richard Russell               Treasurer,  Neuberger & Berman Advisers Management
Vice President,               Trust;   Treasurer,   Advisers   Managers   Trust;
N&B Management                Treasurer,   Neuberger  &  Berman   Income  Funds;
                              Treasurer,   Neuberger  &  Berman   Income  Trust;
                              Treasurer,   Neuberger  &  Berman   Equity  Funds;
                              Treasurer,   Neuberger  &  Berman   Equity  Trust;
                              Treasurer,   Income  Managers  Trust;   Treasurer,
                              Equity Managers Trust; Treasurer,  Global Managers
                              Trust;   Treasurer,   Neuberger  &  Berman  Equity
                              Assets.

Ingrid Saukaitis              Project Director, Council on Economic Priorities.4
Assistant Vice President,
N&B Management

                              Portfolio Manager and Director, Putnam

-----------------
4 Until 1997.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Jennifer K. Silver            Investments.5
Vice President,
N&B Management; Principal,
Neuberger & Berman

Daniel J. Sullivan            Vice   President,   Neuberger  &  Berman  Advisers
Senior Vice President,        Management   Trust;   Vice   President,   Advisers
N&B Management                Managers Trust; Vice President, Neuberger & Berman
                              Income Funds;  Vice President,  Neuberger & Berman
                              Income Trust;  Vice President,  Neuberger & Berman
                              Equity Funds;  Vice President,  Neuberger & Berman
                              Equity  Trust;  Vice  President,  Income  Managers
                              Trust; Vice President, Equity Managers Trust; Vice
                              President,  Global Managers Trust; Vice President,
                              Neuberger & Berman Equity Assets.


Michael J. Weiner             Vice   President,   Neuberger  &  Berman  Advisers
Senior Vice President,        Management   Trust;   Vice   President,   Advisers
N&B Management                Managers Trust; Vice President, Neuberger & Berman
                              Income Funds;  Vice President,  Neuberger & Berman
                              Income Trust;  Vice President,  Neuberger & Berman
                              Equity Funds;  Vice President,  Neuberger & Berman
                              Equity  Trust;  Vice  President,  Income  Managers
                              Trust; Vice President, Equity Managers Trust; Vice
                              President,  Global Managers Trust; Vice President,
                              Neuberger & Berman Equity Assets.

Celeste Wischerth,            Assistant  Treasurer,  Neuberger & Berman Advisers
Assistant Vice President,     Management Trust;  Assistant  Treasurer,  Advisers
N&B Management                Managers Trust;  Assistant Treasurer,  Neuberger &
                              Berman   Income   Funds;    Assistant   Treasurer,
                              Neuberger  &  Berman   Income   Trust;   Assistant
                              Treasurer,   Neuberger  &  Berman   Equity  Funds;
                              Assistant  Treasurer,  Neuberger  & Berman  Equity
                              Trust; Assistant Treasurer, Income Managers Trust;
                              Assistant   Treasurer,   Equity   Managers  Trust;
                              Assistant   Treasurer,   Global   Managers  Trust;
                              Assistant  Treasurer,  Neuberger  & Berman  Equity
                              Assets.

Lawrence Zicklin              President and Trustee, Neuberger & Berman Advisers
Director, N&B Management;     Management Trust; President and Trustee,  Advisers
Principal, Neuberger &        Managers




-----------------
5 Until 1997.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Berman Trust; President and Trustee, Neuberger & Berman Equity Funds; President and Trustee, Neuberger & Berman Equity Trust; President and Trustee, Equity Managers Trust; President, Global Managers Trust; President and Trustee, Neuberger & Berman Equity Assets.

      The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 29.  Principal Underwriters.
--------  -----------------------

          (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger & Berman Advisers Management Trust
               Neuberger & Berman Equity Trust
               Neuberger & Berman Equity Assets
               Neuberger & Berman Income Funds
               Neuberger & Berman Income Trust

          N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.


        (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

     NAME                     POSITIONS AND OFFICES      POSITIONS AND OFFICES
     ----                     WITH UNDERWRITER           WITH REGISTRANT
                              ---------------------      ---------------------

     Ramesh Babu              Assistant Vice President   None

     Claudia A. Brandon       Vice President             Secretary

     Patrick T. Byrne         Vice President             None

     Richard A. Cantor        Chairman of the Board      None

     Valerie Chang            Assistant Vice President   None

     Brooke A. Cobb           Vice President             None

     Robert Conti             Treasurer                  None

     Stacy Cooper-Shugrue     Assistant Vice President   Assistant Secretary

     Robert W. D'Alelio       Vice President             None

     Clara Del Villar         Vice President             None

     Barbara DiGiorgio        Assistant Vice President   Assistant Treasurer

     NAME                     POSITIONS AND OFFICES      POSITIONS AND OFFICES
     ----                     WITH UNDERWRITER           WITH REGISTRANT
                              ---------------------      ---------------------

     Roberta D'Orio           Vice President   None

     Stanley Egener           President and Director     Chairman of the
                                                         Board, Chief
                                                         Executive Officer,
                                                         and Trustee

     Brian J. Gaffney         Vice President             None

     Joseph G. Galli          Vice President             None

     Robert I. Gendelman      Vice President             None

     Theodore P. Giuliano     Vice President and         None
                              Director

     Michael J. Hanratty      Assistant Vice President   None

     Leslie Holliday-Soto     Assistant Vice President   None

     Michael M. Kassen        Vice President and         None
                              Director

     Robert L. Ladd           Assistant Vice President   None

     Irwin Lainoff            Director                   None

     Josephine Mahaney        Vice President             None

     Carmen G. Martinez       Assistant Vice President   None

     Ellen Metzger            Vice President and         None
                              Secretary

     Paul Metzger             Vice President             None

     Loraine Olavarria        Assistant Secretary        None

     Janet W. Prindle         Vice President             None

     Joseph S. Quirk          Assistant Vice President   None

     Kevin L. Risen           Vice President             None

     Richard Russell          Vice President             Treasurer and
                                                         Principal Accounting
                                                         Officer

     Ingrid Saukaitis         Assistant Vice President   None

     Jennifer K. Silver       Vice President             None

     Kent C. Simons           Vice President             None

     Frederick B. Soule       Vice President             None

     Daniel J. Sullivan       Senior Vice President      Vice President

     Peter E. Sundman         Senior Vice President      None

     Andrea Trachtenberg      Vice President of          None
                              Marketing

     NAME                     POSITIONS AND OFFICES      POSITIONS AND OFFICES
     ----                     WITH UNDERWRITER           WITH REGISTRANT
                              ---------------------      ---------------------

     Judith M. Vale           Vice President             None

     Josephine Velez          Assistant Vice President   None

     Susan Walsh              Vice President             None

     Michael J. Weiner        Senior Vice President      Vice President and
                                                         Principal Financial
                                                         Officer

     Celeste Wischerth        Assistant Vice President   Assistant Treasurer

     Thomas G. Wolfe          Vice President             None

     Lawrence Zicklin         Director                   Trustee and President


        (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.    Location of Accounts and Records.

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 31.    Management Services

        Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 32.    Undertakings

        None.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY FUNDS has duly caused this Post-Effective Amendment No. 78 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 3rd day of August, 1998.

                         NEUBERGER & BERMAN EQUITY FUNDS


                           By:/s/ LAWRENCE ZICKLIN
                              ---------------------------
                              Lawrence Zicklin
                              President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 78 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE                         DATE
---------                      -----                         ----

/s/ Faith Colish               Trustee                       August 3, 1998
--------------------------
Faith Colish


/s/ Stanley Egener             Chairman of the Board         August 3, 1998
--------------------------     and Trustee (Chief
Stanley Egener                 Executive Officer)


/s/ Howard A. Mileaf           Trustee                       August 3, 1998
--------------------------
Howard A. Mileaf


/s/ Edward I. O'Brien          Trustee                       August 3, 1998
--------------------------
Edward I. O'Brien


                       (signatures continued on next page)

SIGNATURE                      TITLE                         DATE
---------                      -----                         ----

/s/ John T. Patterson, Jr.     Trustee                       August 3, 1998
--------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal          Trustee                       August 3, 1998
--------------------------
John P. Rosenthal


/s/ Cornelius T. Ryan          Trustee                       August 3, 1998
--------------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert         Trustee                       August 3, 1998
--------------------------
Gustave H. Shubert



/s/ Lawrence Zicklin           President and Trustee         August 3, 1998
--------------------------
Lawrence Zicklin


/s/ Michael J. Weiner          Vice President                August 3, 1998
--------------------------      (Principal Financial
Michael J. Weiner               Officer)


/s/ Richard Russell            Treasurer (Principal          August 3, 1998
--------------------------       Accounting Officer)
Richard Russell

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused the Post-Effective Amendment No. 78 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 3rd day of August, 1998.

                          EQUITY MANAGERS TRUST


                           By:/s/ Lawrence Zicklin
                              ---------------------------
                              Lawrence Zicklin
                              President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 78 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE                         DATE
---------                      -----                         ----

/s/ Faith Colish               Trustee                       August 3, 1998
--------------------------
Faith Colish


/s/ Stanley Egener             Chairman of the Board         August 3, 1998
--------------------------     and Trustee (Chief
Stanley Egener                 Executive Officer)


/s/ Howard A. Mileaf           Trustee                       August 3, 1998
--------------------------
Howard A. Mileaf


/s/ Edward I. O'Brien          Trustee                       August 3, 1998
--------------------------
Edward I. O'Brien


                       (signatures continued on next page)

SIGNATURE                      TITLE                         DATE
---------                      -----                         ----

/s/ John T. Patterson, Jr.     Trustee                       August 3, 1998
--------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal          Trustee                       August 3, 1998
--------------------------
John P. Rosenthal


/s/ Cornelius T. Ryan          Trustee                       August 3, 1998
--------------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert         Trustee                       August 3, 1998
--------------------------
Gustave H. Shubert


/s/ Lawrence Zicklin           President and Trustee         August 3, 1998
--------------------------
Lawrence Zicklin


/s/ Michael J. Weiner          Vice President                August 3, 1998
--------------------------      (Principal Financial
Michael J. Weiner               Officer)


/s/ Richard Russell            Treasurer (Principal          August 3, 1998
--------------------------       Accounting Officer)
Richard Russell

                         NEUBERGER & BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 78 ON FORM N-1A

                                INDEX TO EXHIBITS

    Exhibit                     Description                       Sequentially
     Number                      -----------                         Numbered
     -------                                                           Page
                                                                   ------------
     (1)       Certificate of Trust.  Incorporated by                  N.A.
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

               (b)   Trust Instrument of Neuberger & Berman            N.A.
               Equity Funds.  Incorporated by Reference to
               Post-Effective Amendment No. 70 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-95-000314.

               (c)   Schedule A - Current Series of Neuberger          N.A.
               & Berman Equity Funds.  Incorporated by
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

     (2)       By-laws of Neuberger & Berman Equity Funds.             N.A.
               Incorporated by Reference to Post-Effective
               Amendment No. 70 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-95-000314.

     (3)       Voting Trust Agreement.  None.                          N.A.

     (4)       (a)   Trust Instrument of Neuberger & Berman            N.A.
               Equity Funds, Articles IV, V, and VI.
               Incorporated by Reference to Post-Effective
               Amendment No. 70 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-95-000314.

               (b)   By-laws of Neuberger & Berman Equity              N.A.
               Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File
               Nos. 2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

     (5)       (a)   (i)     Management Agreement Between              N.A.
               Equity Managers Trust and Neuberger & Berman
               Management Incorporated.  Incorporated by
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

                      (ii)    Schedule A - Series of Equity            N.A.
               Managers Trust Currently Subject to the
               Management Agreement.  Incorporated by
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

                      (iii)   Schedule B - Schedule of                 N.A.
               Compensation Under the Management Agreement.
               Incorporated by Reference to Post-Effective
               Amendment No. 70 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-95-000314.

               (b)    (i)     Sub-Advisory Agreement Between           N.A.
               Neuberger & Berman Management Incorporated and
               Neuberger & Berman, LLC with Respect to Equity
               Managers Trust.  Incorporated by Reference to
               Post-Effective Amendment No. 70 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-95-000314.

                      (ii)    Schedule A - Series of Equity            N.A.
               Managers Trust Currently Subject to the
               Sub-Advisory Agreement.  Incorporated by
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

                (c)   (i)     Management Agreement Between             N.A.
               Global Managers Trust and Neuberger & Berman
               Management Incorporated.  Incorporated by
               Reference to Post-Effective Amendment No. 74 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No. 0000898432-95-000426.

                      (ii)    Schedule A - Series of Global            N.A.
               Managers Trust Currently Subject to the
               Management Agreement.  Incorporated by
               Reference to Post-Effective Amendment No. 74 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No. 0000898432-95-000426.

                      (iii)   Schedule B - Schedule of                 N.A.
               Compensation Under the Management Agreement.
               Incorporated by Reference to Post-Effective
               Amendment No. 74 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-95-000426.

                (d)   (i)     Sub-Advisory Agreement Between           N.A.
               Neuberger & Berman Management Incorporated and
               Neuberger & Berman, LLC with respect to Global
               Managers Trust.  Incorporated by Reference to
               Post-Effective Amendment No. 74 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession
               No. 0000898432-95-000426.

                      (ii)    Schedule A - Series of Global            N.A.
               Managers Trust Currently Subject to
               Sub-Advisory Agreement.  Incorporated by
               Reference to Post-Effective Amendment No. 74 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No. 0000898432-95-000426.

     (6)       (a)   Distribution Agreement Between Neuberger          N.A.
               & Berman Equity Funds and Neuberger & Berman
               Management Incorporated. Incorporated by
               Reference to Post-Effective Amendment No. 77 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No.  0000898432-97-000516.

                (b)   Schedule A - Series of Neuberger &               N.A.
               Berman Equity Funds Currently Subject to the
               Distribution Agreement. Incorporated by
               Reference to Post-Effective Amendment No. 77 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No.  0000898432-97-000516.

     (7)        Bonus, Profit Sharing or Pension Plans.  None.         N.A.

     (8)       (a)   Custodian Contract Between Neuberger &           N.A.
               Berman Equity Funds and State Street Bank and
               Trust Company.  Incorporated by Reference to
               Post-Effective Amendment No. 74 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession
               No. 0000898432-95-000426.

               (b)   Schedule A - Approved Foreign Banking             N.A.
               Institutions and Securities Depositories Under the Custodian Contract. Incorporated by
               Reference to Post-Effective Amendment No. 3 to the Registration Statement of Neuberger &
               Berman Equity Assets, File Nos. 33-82568 and
               811-8106, Edgar Accession
               No. 0000898432-95-000426.

               (c)   Schedule B - Approved Foreign Banking             N.A.
               Institutions and Securities Depositories under the Custodian Contract with Respect to Neuberger & Berman International Fund. To Be
               Filed by Amendment.

               (d)   Schedule of Compensation under the                N.A.
               Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-96-000525.

     (9)       (a)   (i)     Transfer Agency and Service                N.A.
               Agreement Between Neuberger & Berman Equity
               Funds and State Street Bank and Trust Company.
               Incorporated by Reference to Post-Effective
               Amendment No. 70 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-95-000314.

                      (ii)    Agreement Between Neuberger &             N.A.
               Berman Equity Funds and State Street Bank and
               Trust Company Adding Neuberger & Berman
               International Fund as a Portfolio Governed by the Transfer Agency and Service Agreement.
               Incorporated by Reference to Post-Effective
               Amendment No. 70 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-95-000314.

                      (iii)   First Amendment to Transfer              N.A.
               Agency and Service Agreement Between Neuberger
               & Berman Equity Funds and State Street Bank and
               Trust Company.  Incorporated by Reference to
               Post-Effective Amendment No. 70 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-95-000314.

                (iv)     Second Amendment to Transfer Agency           N.A.
               and Service Agreement between Neuberger &
               Berman Equity Funds and State Street Bank and
               Trust Company. Incorporated by Reference to
               Post-Effective Amendment No. 77 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-97-000516.

                      (v)     Schedule of Compensation under           N.A.
               the Transfer Agency and Service Agreement.
               Incorporated by Reference to Post-Effective
               Amendment No. 76 to Registrant's Registration
               Statement, File Nos. 2-11357 and 811-582, Edgar
               Accession No. 0000898432-96-000525.

               (b)   (i)     Administration Agreement Between          N.A.
               Neuberger & Berman Equity Funds and Neuberger &
               Berman Management Incorporated. Incorporated by
               Reference to Post-Effective Amendment No. 77 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No.  0000898432-97-000516.

                      (ii)    Schedule A - Series of Neuberger         N.A.
               & Berman Equity Funds Currently Subject to the
               Administration Agreement. Incorporated by
               Reference to Post-Effective Amendment No. 77 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession
               No.  0000898432-97-000516.

                      (iii)   Schedule B - Schedule of                 N.A.
               Compensation Under the Administration
               Agreement.  Incorporated by Reference to
               Post-Effective Amendment No. 70 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-95-000314.

     (10)       (a)   Opinion and Consent of Kirkpatrick &             N.A.
               Lockhart LLP on Securities Matters.  To Be
               Filed by Amendment.

     (11)       Consent of Independent Auditors. None.                 N.A.

     (12)       Financial Statements Omitted from Prospectus.          N.A.
                None.

     (13)       Letter of Investment Intent.  None.                    N.A.

     (14)       Prototype Retirement Plan.  None.                      N.A.

     (15)       Plan Pursuant to Rule 12b-1.  None.                    N.A.

     (16)       Schedule of Computation of Performance                 N.A.
                Quotations.  None.

     (17)        Financial Data Schedule.  None.                       N.A.

     (18)        Plan Pursuant to Rule 18f-3.  None.                   N.A.